OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES (Tables)	12 Months Ended
Dec. 31, 2018
Prepaid Expense and Other Assets [Abstract]
Schedule of other accounts receivable and prepaid expenses
	December 31,
	2017	2018

Government authorities	$5,202	$6,573
Deferred charges and prepaid expenses	4,417	3,186
Financial institutions	5,543	-
Deposits receivable	481	367
Advances to suppliers	467	812
Hedging asset	451	5
Other	491	1,192

	$17,052	$12,135